ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

April 28, 2015

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant, effective April 23, 2015, do not differ from those filed in the Post-Effective Amendment No. 242 on April 23, 2015, which was filed electronically.

Sincerely,

/s/ David T. Buhler

David T. Buhler, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP